Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Long-term Loan	$ 6,419,584	$ 6,670,333
Less current installments	260,954	250,726
Long-term debt, excluding current installments	6,158,630	6,419,607
Virginia Real Estate Loan [Member]
Long-term Loan	4,774,252	4,960,738
North Carolina Real Estate Loan [Member]
Long-term Loan	$ 1,645,332	$ 1,709,595